Shareholders' equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 20, 2020 shares	May 31, 2020 shares	Apr. 30, 2020 shares	Dec. 31, 2020 Vote shares	Dec. 31, 2019 USD ($) $ / shares shares
Shareholders' equity
Treasury shares Repurchased (in shares)				0	147,900
Treasury shares price per share | $ / shares					$ 5.97
Treasury shares Repurchased, Value | $					$ 883
Jordon
Shareholders' equity
Minimum percentage of voting interest held on issued and outstanding shares				50.00%
Number of MVS shares converted		10,000,000	10,000,000
MVS
Shareholders' equity
Number of votes per share | Vote				15
Issued shares (as a percent)				14.20%	22.10%
Outstanding shares (as a percent)				71.20%	81.00%
Number of shares issued				93,970,705
Number of shares outstanding				93,970,705
MVS | Jordon
Shareholders' equity
Number of MVS shares converted					18,200,000
SVS
Shareholders' equity
Number of votes per share | Vote				1
Stock split ratio				1
Number of shares issued				569,831,140
Number of shares outstanding				569,831,140
Shares reserved for future issuance				66,380,185	52,237,230
SVS | Jordon
Shareholders' equity
Number of MVS shares converted					18,200,000
SVS | Private Placement
Shareholders' equity
Number of shares issued on conversion	4,383,698
SVS | Private Placement | Tranche one
Shareholders' equity
Number of shares issued on conversion	3,541,429
SVS | Private Placement | Tranche two
Shareholders' equity
Number of shares issued on conversion	842,269